Share-Based Compensation (Details) - USD ($)					1 Months Ended	12 Months Ended
	Mar. 09, 2026	Feb. 09, 2026	Feb. 05, 2026	Dec. 17, 2025	Jun. 30, 2025	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 22, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total ordinary shares outstanding (Percentage)					1.00%
Payment of other offering costs						$ 6,473
Share option exercise proceeds receivable						6,262
Unrecognized compensation cost						$ 256,829
Weighted-average period (Term)						2 years 7 months 6 days
Total fair value						$ 1,963,572
Restricted Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted						130,870
Unrecognized compensation cost						$ 106,870
Weighted-average period (Term)						3 years 10 months 24 days
Unvested share options granted (Shares)						130,870
Total fair value						$ 30,836
Granted RSU shares			24,000			106,870			106,870
Stock option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercised options (Per shares)						$ 2.48
Weighted-average grant-date fair value of options granted (Per share)						$ 0.91
Employees exercise price				$ 1.75
Administrator plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised						4,948
February and March 2026 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted						364,122
Unvested share options granted (Shares)						364,122
February and March 2026 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested share options granted						$ 259,900
Class A Ordinary shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value		$ 142,080
Grant date fair vale per share		$ 1.48
Class A Ordinary shares [Member] | Stock option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted	90,000		400,000	2,000,000
Issuance of shares (Shares)					6,300,000
Unvested share options granted (Shares)	90,000		400,000	2,000,000
Employees exercise price	$ 1.76		$ 1.21
Class A Ordinary shares [Member] | 2025 ESPP Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares (Shares)					5,040,000
Remained available shares						5,040,000
Class A Ordinary shares [Member] | 2025 EIP Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remained available shares						3,679,130
Class A Ordinary shares [Member] | August 1, 2026 through August 1, 2034 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total ordinary shares outstanding (Percentage)					5.00%